December 14, 2011	Jeremy C. Smith (202) 508-4632 (202) 383-8331 jeremy.smith@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re: Metropolitan Series Fund, Inc. (the “Fund”) (File Nos. 002-80751, 811-03618)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Fund pursuant to (i) Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, and (ii) Rule 101(a)(1)(iii) of Regulation S-T, for use in connection with a special meeting of shareholders of the Fund and each of its series, are the preliminary proxy statement, form of proxy and other materials.

The special meeting of shareholders is expected to be held on February 24, 2012 and is being called for the purposes described in the form of Notice of Special Meeting of Shareholders filed herewith. Definitive versions of the proxy materials are expected to be sent to security holders on or around January 3, 2012.

Please direct any questions regarding this filing to me at (202) 508-4632. Thank you for your attention in this matter.

Sincerely,

/s/ Jeremy C. Smith
Jeremy C. Smith

cc: Michael P. Lawlor

John M. Loder